Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

(7) Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	December 31, 2012		December 31,2011
	RMB	US$	RMB
Buildings	46,280	7,428	45,339
Plant and equipment	453,518	72,795	450,442
Computer equipment	2,056	330	2,170
Furniture and fixtures	9,027	1,449	8,247
Motor vehicles	2,094	336	2,358
	512,975	82,338	508,556
Less: accumulated depreciation	(279,640)	(44,885)	(231,437)
	233,335	37,453	277,119

All of the Group's buildings are located in the PRC. As of December 31, 2012 and 2011, property, plant and equipment plus land use rights with carrying value totaling RMB231,501 (US$37,158) and RMB275,373 respectively were pledged to banks as collateral for short-term bank loans and credit limits (see Notes 12).

Construction-in-progress represents capital expenditure in respect of the BOPET production line. Interest expense amounting to RMB11,174 (US$1,794) was capitalized to increase carrying value of the third line project in 2012. There was no interest capitalization during the years ended December 31, 2011 and 2010, respectively.